Debt Bond - Schedule of Debt Bond (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Bond [Abstract]
Debt bond	€ 2,314,057	€ 865,882
less: current portion	(253,352)	(91,411)
Total debt bond	€ 2,060,705	€ 774,471